Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 7,878,839
2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,421,567
2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	630,759
2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	219,021
2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	480,635
2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	574,962
Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,551,895
Trade and other payables [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	57,447
Trade and other payables [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	57,447
Trade and other payables [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,313
Customer and other deposits [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	546
Customer and other deposits [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	451
Customer and other deposits [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	160
Customer and other deposits [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	156
Satellite performance incentive payments [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	14,775
Satellite performance incentive payments [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	4,063
Satellite performance incentive payments [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,625
Satellite performance incentive payments [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,509
Satellite performance incentive payments [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,509
Satellite performance incentive payments [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,509
Satellite performance incentive payments [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	560
Derivative liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	832,432
Derivative liabilities [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	832,432
Derivative liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,277
Other financial liabilities [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,277
Other financial liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Indebtedness [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	6,970,595	[1]
Indebtedness [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,524,802	[1]
Indebtedness [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	627,683	[1]
Indebtedness [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	216,352	[1]
Indebtedness [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	478,126	[1]
Indebtedness [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	572,453	[1]
Indebtedness [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,551,179	[1]
Carrying amount [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	4,585,953
Carrying amount [Member] | Trade and other payables [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	57,447
Carrying amount [Member] | Customer and other deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,313
Carrying amount [Member] | Satellite performance incentive payments [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	12,588
Carrying amount [Member] | Derivative liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	832,432
Carrying amount [Member] | Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,277
Carrying amount [Member] | Indebtedness [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 3,679,896	[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.